MANAGER AND FOUNDER
  AQUILA MANAGEMENT CORPORATION
  380 Madison Avenue, Suite 2300
  New York, New York 10017

INVESTMENT SUB-ADVISER
  U.S. BANK NATIONAL ASSOCIATION
  111 S.W. Fifth Avenue
  U.S. Bancorp Tower
  Portland, Oregon 97204

BOARD OF TRUSTEES
  Lacy B. Herrmann, Chairman
  Vernon R. Alden
  David B. Frohnmayer
  James A. Gardner
  Diana P. Herrmann
  Sterling K. Jenson
  Raymond H. Lung
  John W. Mitchell
  Richard C. Ross
  Ralph R. Shaw

OFFICERS
  Diana P. Herrmann, President
  James M. McCullough, Senior Vice President
  Kerry A. Lemert, Vice President
  Christine L. Neimeth, Vice President
  Rose F. Marotta, Chief Financial Officer
  Joseph P. DiMaggio, Treasurer
  Edward M.W. Hines, Secretary

DISTRIBUTOR
  AQUILA DISTRIBUTORS, INC.
  380 Madison Avenue, Suite 2300
  New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
  PFPC INC.
  400 Bellevue Parkway
  Wilmington, Delaware 19809

CUSTODIAN
  BANK ONE TRUST COMPANY, N.A.
  100 East Broad Street
  Columbus, Ohio 43271

INDEPENDENT AUDITORS
  KPMG LLP
  757 Third Avenue
  New York, New York 10017

Further information is contained in the Prospectus, which must precede or accompany this report.


                                  SEMI-ANNUAL
                                     REPORT

                                 MARCH 31, 2001

                                TAX-FREE TRUST OF
                                     OREGON

                          A TAX-FREE INCOME INVESTMENT

[Logo of Tax-Free Trust of Oregon: a square containing a line drawing of mountains with two pine trees in front]


[Logo of the Aquila Group of Funds: an eagle's head]

                                   ONE OF THE
                             AQUILASM GROUP OF FUNDS

[Logo of Tax-Free Trust of Oregon: a square containing a line drawing of mountains with two pine trees in front]

                   SERVING OREGON INVESTORS FOR OVER A DECADE

                            TAX-FREE TRUST OF OREGON

                               SEMI-ANNUAL REPORT

               "A GREAT HAVEN FROM THE VOLATILE SECURITIES MARKET"


                                                                  April 27, 2001

Dear Fellow Shareholders:

     It is always nice to have a Semi-Annual Report in which you can brag about the positive returns produced by the Trust. For Tax-Free Trust of Oregon, the last six months was just such a period.

     The year 2000 and the first three months of this calendar year proved to many people that no longer can one expect returns on investments to average 20% a year - such as had previously been the case for several years with the stock market. In fact, unless one was very lucky, they ended up the year having lost money in stocks, rather than ending up on the plus side.

     Tax-Free Trust of Oregon, on the other hand, did produce a positive return for those who were shareholders in the Trust during the past six months - from October 1, 2000 to March 31, 2001 - as well as for the entire year - from January 1 through December 31, 2000.

     Not only did investors in the Trust receive tax-free income on a monthly basis from the Trust, but they also benefited from a rise in the share value from $10.28 on October 1, 2000 to $10.63 on March 31, 2001. FOR ALL SHAREHOLDERS, THE PERFORMANCE OF TAX-FREE TRUST OF OREGON WAS A GREAT HAVEN FROM THE VOLATILE SECURITIES MARKETS.

     As we have explained to you in the past, interest rate changes by the Federal Reserve Board (the "Fed") affect the Trust's share price and ultimate total return. There have been some years in which interest rate changes by the Fed affected the share value of the Trust so that it produced a positive total return. Then, there have been times when the interest rate changes by the Fed produced a total return that was more on the negative side.

     As we are sure you are aware, during most of the year 2000, the upward bias of interest rates produced by actions of the Fed slowed the economic progress of our country from its previous sizzling rate. Near the end of the year, however, the market foresaw the potential for a downward movement in rates. This anticipated downward trend pushed the share value of the Trust up. And, this it exactly what happened in between October 1, 2000 and March 31, 2001 as a result of actions by the Fed. The Fed saw signs of the U.S. economy coming to a screeching halt as compared with the earlier dynamic growth prospects. Therefore, the Fed decreased rates twice in January by 0.5 of 1% for a total of decline of 1%, and then just recently by another 0.5 of 1% on April 18th.

YOUR TRUST'S COMPOSITION

     As you can appreciate, it is impossible to second-guess exactly what interest rates will do. More specifically, it is almost impossible to guess what the Fed will do to help speed up or slow down the economic activity of our country.

     Consequently, we have always taken the approach of having a variety of bonds with differing maturities and rates within the Trust's overall portfolio composition. This tends to produce a blend of returns that we can pass on to our shareholders in the form of monthly tax-free dividends.

     Also, we consistently ensure that the Trust is comprised of high-quality securities. There are nine separate credit ratings for municipal bonds, however, we limit the Trust's holdings to the ONLY THE TOP FOUR CREDIT RATINGS - AAA, AA, A AND Baa. The average of the credit ratings for the Trust is in actuality AA. Indeed, we strive to never have a situation in which any municipal bonds in the Trust's portfolio would cause us problems. Having a high quality orientation for the Trust avoids problems. What we want to ensure, to the best of our ability, is that you can always "sleep well at night" through your ownership of Tax-Free Trust of Oregon.

     Furthermore, we have adopted the additional safety measure of having the Trust's portfolio well diversified in terms of both the kinds of projects in which we invest as well as the geographic distribution of these projects throughout Oregon.

     All these are just another way that we have taken to manage the stability of the Trust's portfolio and its share value while producing the kind of tax-free income return that we want to see for our shareholders.

THE MERITS OF ASSET ALLOCATION

     The securities markets conditions that were experienced in the past year and a quarter vividly illustrate the volatility that can occur with equity investments. They also illustrate the merits of asset allocation. Management of the Trust cannot second-guess the right kind of asset allocation that any specific individual investor in the Trust should have. That is really a very personal decision, based upon many factors, such as income, age, time horizon, and risk tolerance.

     What we can say to you, however, is that having a portion of one's assets invested in fixed income securities can tend to be a major factor of comfort for any investor. This is particularly the case when the stock markets experience high volatility and significant declines - such as has been the case over the last year or so.

HAPPINESS IS...

     ...having a POSITIVE RETURN for shareholders in Tax-Free Trust of Oregon compared to investors who are crying about their dismal results in the stock market.

APPRECIATION

     Your continued support of the Trust through your investment is greatly appreciated. We will constantly do what is necessary to merit the confidence you have placed in us.


                                   Sincerely,


/s/  Diana P. Herrmann                            /s/  Lacy B. Herrmann
-----------------------                           ---------------------
Diana P. Herrmann                                 Lacy B. Herrmann
President                                         Chairman, Board of Trustees

                            TAX-FREE TRUST OF OREGON
                            STATEMENT OF INVESTMENTS
                                 MARCH 31, 2001
                                   (UNAUDITED)


                                                                             RATING
   FACE                                                                     MOODY'S/
  AMOUNT      STATE OF OREGON GENERAL OBLIGATION BONDS - 50.7%                 S&P               VALUE
-----------   -----------------------------------------------------         ---------        ------------
              City of Beaverton
$   910,000         5.950%, 04/01/2003 ......................................  Aa3/AA         $    932,077
    960,000         6.050%, 04/01/2004 ......................................  Aa3/AA              982,618
  1,020,000         6.150%, 04/01/2005 ......................................  Aa3/AA            1,044,511
  1,080,000         6.250%, 04/01/2006 ......................................  Aa3/AA            1,106,255
              Bend Oregon Transportation Highway Systems
                 (MBIA Corporation Insured)
  1,135,000         5.300%, 9/1/2017 ........................................  Aaa/NR            1,167,631
              Blue Mountain Hospital District (AMBAC
                 Indemnity Corporation Insured)
  1,000,000         5.000%, 02/01/2021 ......................................  Aaa/AAA             987,500
              Chemeketa Oregon Community College District
                 (Financial Guaranty Insurance Corporation Insured)
  1,385,000         5.500%, 06/01/2014 ......................................  Aaa/AAA           1,514,844
              Clackamas County Oregon School District #62
                 (Oregon City) (State School Bond Guaranty Program)
  2,000,000         5.500%, 06/15/2020 ......................................  Aa2/AA            2,082,500
              Clackamas County School District #86 (Canby)
                 (State School Bond Guaranty Program)
  3,535,000         5.250%, 06/15/2020 ......................................  Aa2/AA            3,583,606
              Clackamas County Oregon School District #108
                 (Estacada) (Financial Security Assurance Insured)
  1,295,000         5.375%, 06/15/2017 ......................................  Aaa/AAA           1,341,944
  2,000,000         5.000%, 06/15/2025 ......................................  Aaa/AAA           1,965,000
              Clackamas County School District #115 (AMBAC
                 Indemnity Corporation Insured)
    615,000         5.700%, 06/01/2007 ......................................  Aaa/AAA             665,738
  1,000,000         6.150%, 06/01/2014 ......................................  Aaa/AAA           1,095,000
              Clackamas, Multnomah and Washington County
                 School District #7J
  1,500,000         5.700%, 06/15/2010 ......................................  Aa2/NR            1,565,625
              Clackamas/Washington County Oregon School
                 District #3J (Financial Guaranty Insurance
                 Corporation Insured)
  1,620,000         5.000%, 06/01/2017 ......................................  Aaa/AAA           1,626,075
              Clackamas and Washington County School District #3J
$ 1,150,000         5.875%, 10/01/2009 ......................................   A1/A+         $  1,188,812
              Columbia County Oregon School District #502
                 (Financial Guaranty Insurance Corporation Insured)
  2,070,000         zero coupon, 06/01/2015 .................................  Aaa/AAA           1,032,412
              Deschutes County Oregon Admin. School District #1
  1,500,000         5.000%, 12/01/2017 ......................................   A1/A             1,496,250
              Deschutes and Jefferson County School District #2J
                 (MBIA Corporation Insured)
  3,700,000         5.600%, 06/01/2009 ......................................  Aaa/AAA           3,871,125
              Douglas County Oregon School District #4
                 (Roseburg) (State School Bond Guaranty Program)
  1,075,000         5.125%, 12/15/2017 ......................................  Aa2/NR            1,092,469
              Douglas County School District #116 (Winston-Dillard)
                 (State School Bond Guaranty Program)
  1,020,000         5.625%, 06/15/2020 ......................................   NR/AA            1,064,625
              Eugene Oregon (Parks & Open Space)
  1,465,000         5.250%, 02/01/2018 ......................................  Aa2/NR            1,492,469
  1,555,000         5.250%, 02/01/2019 ......................................  Aa2/NR            1,578,325
              Hood River County School District (AMBAC
                 Indemnity Corporation Insured)
  2,000,000         5.650%, 06/01/2008 ......................................  Aaa/AAA           2,095,000
              Jackson County School District #549C (Financial
                 Security Assurance Insured)
  1,000,000         5.300%, 06/01/2008 ......................................  Aaa/AAA           1,048,750
              Jackson County Oregon School District #9 (Eagle
                 Point) (State School Bond Guaranty Program)
  1,660,000         5.000%, 06/15/2021 ......................................  Aa2/NR            1,628,875
              Josephine County Oregon Unified School District
                 (Three Rivers) (Financial Security Assurance Insured)
  1,780,000         5.250%, 06/15/2018 ......................................  Aaa/NR            1,817,825
              Josephine County School District #7 (Grants Pass)
                 (Financial Guaranty Insurance Corporation Insured)
  2,700,000         5.700%, 06/01/2013 ......................................  Aaa/AAA           2,868,750
              Lane County School District #4J
$ 2,000,000         5.375%, 07/01/2009 ......................................  Aa3/NR         $  2,050,000
              Lane County Oregon School District #040
                 (Creswell) (State School Bond Guaranty Program)
  1,430,000         5.375%, 06/15/2020 ......................................   NR/AA            1,469,325
              Lane County School District #52J (Financial
                 Guaranty Insurance Corporation Insured)
    750,000         6.400%, 12/01/2009 ......................................  Aaa/AAA             836,250
              Lane and Douglas County School District 97J
                 (Siuslaw) (State School Bond Guaranty Program)
  1,000,000         5.400%, 06/15/2019 ......................................  Aa2/NR            1,028,750
              Lincoln County (MBIA Corporation Insured)
  1,000,000         5.375%, 02/01/2010 ......................................  Aaa/AAA           1,022,500
              Lincoln County Oregon School District (Financial
                 Guaranty Insurance Corporation Insured)
  1,245,000         5.250%, 06/15/2012 ......................................  Aaa/AAA           1,318,144
              Linn County Oregon School District #7 (Harrisburg)
                 (State School Bond Guaranty Program)
  1,660,000         5.500%, 06/15/2019 ......................................   NR/AA            1,720,175
              Malheur County Jail Bonds (MBIA Corporation Insured)
  1,345,000         6.300%, 12/01/2012 ......................................  Aaa/AAA           1,461,006
              Marion and Clackamas County Union High School
                 District #7J (Financial Security Assurance Insured)
  1,340,000         6.000%, 06/01/2013 ......................................  Aaa/AAA           1,450,550
              Metropolitan Service District Refunding (Oregon
                 Convention Center)
  4,320,000         6.250%, 01/01/2013 ......................................  Aa2/AA+           4,338,576
              Multnomah County School District #7 (Reynolds)
                 (State School Bond Guaranty Program)
  2,000,000         5.125%, 6/15/2019 .......................................  Aa2/AA            2,017,500
              Multnomah County School District #40
  5,100,000         5.625%, 06/01/2012 ......................................  NR/AA-            5,304,000
              Northern Oregon Correctional (AMBAC Indemnity
                 Corporation Insured)
  1,195,000         5.400%, 09/15/2016 ......................................  Aaa/AAA           1,232,344
              Oak Lodge Water District (AMBAC Indemnity
                 Corporation Insured)
$   215,000         7.300%, 12/01/2005 ......................................  Aaa/AAA        $    241,069
    215,000         7.300%, 12/01/2006 ......................................  Aaa/AAA             240,531
    215,000         7.400%, 12/01/2007 ......................................  Aaa/AAA             239,994
              Southwestern Oregon College (MBIA
                 Corporation Insured)
  1,120,000         6.000%, 06/01/2025 ......................................  Aaa/AAA           1,206,800
              State of Oregon Board of Higher Education
    900,000         6.200%, 10/15/2007 ......................................  Aa2/AA              931,500
  3,195,000         6.400%, 10/01/2011 ......................................  Aa2/AA            3,231,615
  2,000,000         6.250%, 10/15/2012 ......................................  Aa2/AA            2,060,000
  2,150,000         6.500%, 10/01/2017 ......................................  Aa2/AA            2,173,586
  2,890,000         6.000%, 10/15/2018 ......................................  Aa2/AA            2,962,250
  1,000,000         4.875%, 08/01/2019 ......................................  Aa2/AA              977,500
  2,560,000         5.500%, 08/01/2021 ......................................  Aa2/AA            2,640,000
  8,000,000         5.000%, 08/01/2022 ......................................  Aa2/AA            7,820,000
  1,655,000         5.600%, 08/01/2023 ......................................  Aa2/AA            1,710,856
  1,500,000         5.600%, 08/01/2023 ......................................  Aa2/AA            1,550,625
  6,300,000         6.000%, 08/01/2026 ......................................  Aa2/AA            7,063,875
              State of Oregon Elderly & Disabled Housing
    725,000         6.250%, 08/01/2013 ......................................  Aa2/AA              756,719
              State of Oregon Veterans' Welfare
    505,000         9.000%, 04/01/2008 ......................................  Aa2/AA              554,869
    700,000         9.200%, 10/01/2008 ......................................  Aa2/AA              927,500
  1,180,000         5.200%, 10/01/2018 ......................................  Aa2/AA            1,199,175
              Polk County School District #2 (Financial Security
                 Assurance Insured)
  1,000,000         5.400%, 06/01/2012 ......................................  Aaa/AAA           1,031,250
              Polk, Marion, and Benton County School District #13J
                 (Financial Guaranty Insurance Corporation Insured)
  1,000,000         5.500%, 12/01/2008 ......................................  Aaa/AAA           1,058,750
              City of Portland
  1,480,000         5.100%, 10/01/2009 ......................................  Aaa/NR            1,507,750
  2,790,000         5.750%, 06/01/2013 ......................................  Aaa/NR            2,922,525
  2,000,000         5.600%, 06/01/2015 ......................................  Aa2/NR            2,075,000
    425,000         5.250%, 06/01/2015 ......................................  Aa2/NR              432,438
  1,120,000         5.125%, 06/01/2018 ......................................  Aaa/NR            1,134,000
              Portland, Oregon
$ 2,975,000         zero coupon, 06/01/2015 .................................  Aa2/NR         $  1,472,625
              Portland Community College District
  1,000,000         6.000%, 07/01/2012 ......................................  Aa3/AA            1,032,500
              Salem-Keizer Oregon School District #24 (Financial
                 Security Assurance Insured)
  1,000,000         4.875%, 06/01/2014 ......................................  Aaa/AAA           1,010,000
              Tri-County Metropolitan Transportation District
  4,600,000         6.000%, 07/01/2012 ......................................  Aaa/AAA           4,801,250
              Tualatin Hills Park and Recreation District (MBIA
                 Corporation Insured)
  2,470,000         5.750%, 03/01/2012 ......................................  Aaa/AAA           2,658,337
  2,000,000         5.750%, 03/01/2015 ......................................  Aaa/AAA           2,147,500
              Umatilla County Oregon (Financial Guaranty
                 Insurance Corporation Insured)
  2,000,000         5.600%, 10/01/2015 ......................................  Aaa/AAA           2,082,500
              Umatilla County School District #6R (AMBAC
                 Indemnity Corporation Insured)
  2,675,000         5.050%, 06/15/2022 ......................................  Aaa/NR            2,654,937
              Umatilla County School District #8R (AMBAC
                 Indemnity Corporation Insured)
    700,000         6.100%, 12/01/2012 ......................................  Aaa/AAA             761,250
              Wasco County Oregon School District #12
                 (Financial Security Assurance Insured)
  1,135,000         6.000%, 06/15/2015 ......................................  Aaa/AAA           1,262,687
              Washington and Clackamas County School
                 District #23J
  2,000,000         5.400%, 01/01/2010 ......................................  Aa3/NR            2,075,000
  1,000,000         5.650%, 06/01/2015 ......................................  Aa3/NR            1,038,750
              Washington County
  2,500,000         6.200%, 12/01/2007 ......................................  Aa1/AA            2,540,125
  3,110,000         6.000%, 12/01/2013 ......................................  Aa1/AA            3,366,575
              Washington County School District #15 (Forest
                 Grove) (Financial Security Assurance Insured)
  2,000,000         5.000%, 06/15/2021 ......................................  Aaa/NR            1,967,500
              Washington County School District #88JT (Financial
                 Security Assurance Insured)
$   585,000         6.100%, 06/01/2012 ......................................  Aaa/AAA        $    625,950
  2,315,000         6.100%, 06/01/2012 ......................................  Aaa/AAA           2,532,031
  2,055,000         5.125%, 06/15/2012 ......................................  Aaa/NR            2,170,594
  2,385,000         4.650%, 06/15/2016 ......................................  Aaa/NR            2,319,412
              Washington & Multnomah County School District #48J
  1,175,000         5.500%, 06/01/2006 ......................................  Aa2/AA-           1,232,281
  1,130,000         5.600%, 06/01/2007 ......................................  Aa2/AA-           1,183,675
  1,000,000         6.150%, 06/01/2008 ......................................  Aa2/AA-           1,003,750
  1,415,000         5.700%, 06/01/2008 ......................................  Aa2/AA-           1,482,212
  1,440,000         6.000%, 06/01/2011 ......................................  Aa2/AA-           1,515,600
              Washington & Multnomah County School District #48J
                 (Financial Guaranty Insurance Corporation Insured)
  2,500,000         5.375%, 06/01/2019 ......................................  Aaa/AAA           2,559,375
              Washington Multnomah & Yamhill County School
                 District #1J
  1,295,000         5.250%, 06/01/2013 ......................................  Aa3/NR            1,348,419
              Washington & Yamhill County School District #58J
                 (AMBAC Indemnity Corporation Insured)
     70,000         6.600%, 11/01/2004 ......................................  Aaa/AAA              70,160
     80,000         6.600%, 11/01/2005 ......................................  Aaa/AAA              80,182
     90,000         6.600%, 11/01/2006 ......................................  Aaa/AAA              90,205
              Yamhill County School District #29J (Financial
                 Security Assurance Insured)
  2,000,000         5.350%, 06/01/2006 ......................................  Aaa/AAA           2,095,000
                                                                                              ------------
                    Total State of Oregon General Obligation Bonds ..........                  169,016,290
                                                                                              ------------

              STATE OF OREGON REVENUE BONDS - 48.0%
              --------------------------------------------------------------
              Airport Revenue Bonds - 1.1%
              --------------------------------------------------------------
              Port of Portland Airport (AMBAC Indemnity
                 Corporation Insured)
  3,000,000         5.500%, 07/01/2024 ......................................  Aaa/AAA           3,097,500
              Port of Portland Airport (Financial Guaranty
                 Insurance Corporation Insured)
    500,000         5.500%, 07/01/2006 ......................................  Aaa/AAA             512,180
                                                                                              ------------
                    Total Airport Revenue Bonds .............................                    3,609,680
                                                                                              ------------
              Certificates of Participation Revenue Bonds - 10.5%
              --------------------------------------------------------------
              Marion County (MBIA Corporation Insured)
$ 1,000,000         5.000%, 06/01/2023 ......................................  Aaa/AAA        $    992,500
              Multnomah County
  1,000,000         5.200%, 07/01/2005 ......................................  Aa3/NR            1,041,250
  3,100,000         6.000%, 08/01/2012 ......................................   Aa/A             3,239,500
              Oregon State Department of Administration Services
                 (AMBAC Indemnity Corporation Insured)
  2,000,000         4.875%, 05/01/2018 ......................................  Aaa/AAA           1,980,000
    950,000         5.000%, 11/01/2019 ......................................  Aaa/AAA             952,375
  1,500,000         5.800%, 05/01/2024 ......................................  Aaa/AAA           1,665,000
  2,500,000         5.000%, 05/01/2024 ......................................  Aaa/AAA           2,471,875
  3,500,000         6.000%, 05/01/2026 ......................................  Aaa/AAA           3,793,125
              Oregon State Department of Administration Services
                 (Financial Security Assurance Insured)
  2,000,000         5.750%, 04/01/2014 ......................................  Aaa/AAA           2,167,500
              Oregon State Department of Administration Services
                 (MBIA Corporation Insured)
  1,480,000         5.375%, 11/01/2016 ......................................  Aaa/AAA           1,524,400
  4,250,000         5.500%, 11/01/2020 ......................................  Aaa/AAA           4,345,625
              State of Oregon (MBIA Corporation Insured)
  1,250,000         5.700%, 01/15/2010 ......................................  Aaa/AAA           1,285,938
  2,750,000         6.200%, 11/01/2012 ......................................  Aaa/AAA           2,901,250
  1,000,000         5.500%, 01/15/2015 ......................................  Aaa/AAA           1,016,250
    550,000         5.500%, 01/15/2015 ......................................  Aaa/AAA             558,938
    500,000         5.800%, 03/01/2015 ......................................  Aaa/AAA             513,125
  1,000,000         5.800%, 03/01/2015 ......................................  Aaa/AAA           1,026,250
  2,000,000         6.250%, 11/01/2019 ......................................  Aaa/AAA           2,112,500
              Washington County Educational Services
    645,000         5.625%, 06/01/2016 ......................................   A1/NR              663,544
              Washington County Educational Services (MBIA
                 Corporation Insured)
    830,000         5.750%, 06/01/2025 ......................................  Aaa/AAA             853,862
                                                                                             ------------
                   Total Certificate of Participation Revenue Bonds ........                   35,104,807

              Hospital Revenue Bonds - 7.2%
              --------------------------------------------------------------
              Clackamas Hospital Facilities Authority (Adventist
                 Health System/West) (MBIA Corporation Insured)
$ 2,000,000         6.350%, 03/01/2009 ......................................  Aaa/AAA        $  2,079,320
              Clackamas Hospital Facilities Authority (Legacy
                 Health System)
  2,000,000         5.250%, 02/15/2017 ......................................   NR/AA            2,022,500
  2,980,000         5.250%, 02/15/2018 ......................................   NR/AA            2,998,625
              Clackamas Hospital Facilities Authority (Legacy
                 Health System) (MBIA Corporation Insured)
  2,650,000         4.750%, 02/15/2011 ......................................  Aaa/AAA           2,709,625
              Clackamas County Oregon Hospital Facilities
                 Authority (Mary's Woods)
  3,450,000         6.625%, 05/15/2029 ......................................  NR/NR*            3,471,562
              Clackamas Hospital Facilities Authority (Sisters of
                 Providence Hospital)
    500,000         6.375%, 10/01/2004 ......................................  A1/AA-              519,700
              Douglas County Hospital Facilities Authority (Catholic
                 Health) (MBIA Corporation Insured)
    535,000         5.600%, 11/15/2005 ......................................  Aaa/AAA             575,125
              Medford Hospital Authority (Asante Health Systems)
                 (MBIA Corporation Insured)
  1,000,000         5.000%, 08/15/2018 ......................................  Aaa/AAA             995,000
  2,000,000         5.125%, 08/15/2028 ......................................  Aaa/AAA           1,972,500
              Salem Oregon Hospital Facilities Authority
  1,750,000         5.000%, 08/15/2018 ......................................  NR/AA-            1,719,375
              Western Lane County Hospital Facilities Authority
                 (Sisters of St. Joseph Hospital) (MBIA
                 Corporation Insured)
  1,000,000         5.625%, 08/01/2007 ......................................  Aaa/AAA           1,070,000
  3,765,000         5.750%, 08/01/2019 ......................................  Aaa/AAA           3,896,775
                                                                                             ------------
                    Total Hospital Revenue Bonds ............................                   24,030,107
                                                                                             ------------

              Housing, Educational, and Cultural Revenue
              Bonds - 9.3%
              --------------------------------------------------------------
              Clackamas Community College District (MBIA
                 Corporation Insured)
  1,865,000         5.700%, 06/01/2016 ......................................  Aaa/AAA           2,032,850
              Multnomah County Oregon Educational Facility
                 (University of Portland)
$ 1,000,000         6.000%, 04/01/2020 ......................................  NR/BBB+        $  1,016,250
              Portland Oregon Housing Authority
  4,890,000         5.100%, 01/01/2027 ......................................   NR/A             4,676,063
              State of Oregon Housing and Community Services
    675,000         5.900%, 07/01/2012 ......................................  Aa2/NR              721,406
    500,000         6.700%, 07/01/2013 ......................................  Aa2/NR              511,620
    380,000         6.350%, 07/01/2014 ......................................  Aa2/NR              401,375
  1,990,000         6.050%, 07/01/2020 ......................................  Aa2/NR            2,091,988
  1,000,000         6.000%, 07/01/2020 ......................................  Aa2/NR            1,048,750
  1,995,000         5.400%, 07/01/2027 ......................................  Aa2/NR            2,034,900
  2,925,000         6.875%, 07/01/2028 ......................................  Aa2/NR            3,031,031
              State of Oregon Housing and Community Services
                 (MBIA Corporation Insured)
  1,500,000         5.450%, 07/01/2024 ......................................  Aaa/AAA           1,516,875
              State of Oregon Housing Finance Authority
  1,000,000         6.800%, 07/01/2013 ......................................  AA2/A+            1,023,530
              State of Oregon Housing, Educational and Cultural
                 Facilities Authority (George Fox University)
                 (LOC: Bank of America)
  1,000,000         5.700%, 03/01/2017 ......................................  NR/AA-            1,037,500
              Oregon Health Sciences University (MBIA
                 Corporation Insured)
  4,500,000         5.250%, 07/01/2015 ......................................  Aaa/AAA           4,646,250
  8,935,000         zero coupon, 07/01/2021 .................................  Aaa/AAA           3,082,575
              City of Salem Educational Facilities
                 (Willamette University)
  1,000,000         6.000%, 04/01/2010 ......................................   A2/NR            1,057,500
              Yamhill County Educational Services (AMBAC
                 Indemnity Corporation Insurance)
  1,000,000         5.150%, 07/01/2019 ......................................  NR/AAA            1,010,000
                                                                                              ------------
                    Total Housing, Educational, and Cultural
                        Revenue Bonds .......................................                   30,940,463
                                                                                              ------------

              Transportation Revenue Bonds - 3.4%
              --------------------------------------------------------------
              State of Oregon Department of Transportation (Light
                 Rail) (MBIA Corporation Insured)
$ 2,000,000         6.000%, 06/01/2005 ......................................  Aaa/AAA        $  2,175,000
              Oregon State Department Transportation Highway
  2,555,000         5.375%, 11/15/2018 ......................................  Aa1/AA+           2,634,844
              Port St. Helens, Oregon Pollution
     75,000         7.750%, 02/01/2006 ......................................   A3/NR               77,402
              Tri-County Metropolitan Transportation District
  3,685,000         5.700%, 08/01/2013 ......................................  Aa3/AA+           3,786,337
  2,500,000         5.400%, 06/01/2019 ......................................   NR/AA            2,550,000
                                                                                              ------------
                    Total Transportation Revenue Bonds ......................                   11,223,583
                                                                                              ------------

              Urban Renewal Revenue Bonds - 2.0%
              --------------------------------------------------------------
              Clackamas County Oregon, Tax Allocation
  1,000,000         6.500%, 05/01/2020 ......................................  NR/NR*            1,000,140
              Portland Oregon Airport Way Renewal &
                 Redevelopment (AMBAC Indemnity
                 Corporation Insured)
  1,640,000         6.000%, 06/15/2014 ......................................  Aaa/NR            1,840,900
  1,665,000         5.750%, 06/15/2020 ......................................  Aaa/NR            1,771,144
              Portland Oregon Urban Renewal Tax Allocation
                 (AMBAC Indemnity Corporation Insured)
  2,000,000         5.450%, 06/15/2019 ......................................  AAA/NR            2,072,500
                                                                                              ------------
                    Total Urban Renewal Revenue Bonds .......................                    6,684,684
                                                                                              ------------

              Utility Revenue Bonds - 3.3%
              --------------------------------------------------------------
              City of Eugene Electric Utility (Financial Security
                 Assurance Insured)
  1,600,000         5.000%, 08/01/2018 ......................................  Aaa/AAA           1,608,000
  1,340,000         5.050%, 08/01/2022 ......................................  Aaa/AAA           1,336,650
              City of Eugene Electric Utility (MBIA Corporation Insured)
    640,000         4.850%, 08/01/2013 ......................................  Aaa/AAA             641,293
  1,200,000         5.000%, 08/01/2023 ......................................  Aaa/AAA           1,191,000
              City of Eugene Electric Utility
  1,000,000         6.000%, 08/01/2011 ......................................   A1/AA            1,023,750
    500,000         5.000%, 08/01/2017 ......................................   A1/AA              500,625
  1,400,000         5.800%, 08/01/2019 ......................................   A1/AA            1,508,500
              City of Eugene Trojan Nuclear Project
$ 2,310,000         5.900%, 09/01/2009 ......................................  Aa1/AA-        $  2,314,389
              Northern Wasco County Public Utility Development
                 (Financial Security Assurance Insured)
  1,000,000         5.625%, 12/01/2022 ......................................  Aaa/AAA           1,020,000
                                                                                              ------------
                    Total Utility Revenue Bonds .............................                   11,144,207
                                                                                              ------------

              Water and Sewer Revenue Bonds - 10.2%
              --------------------------------------------------------------
              City of Klamath Falls Water (Financial Security
                 Assurance Insured)
  1,100,000         6.100%, 06/01/2014 ......................................  Aaa/AAA           1,161,875
              City of Klamath Wastewater (AMBAC Indemnity
                 Corporation Insured)
  1,545,000         5.650%, 06/01/2020 ......................................  Aaa/AAA           1,612,594
              Lebanon Oregon Wastewater (Financial Security
                 Assurance Insured)
  1,000,000         5.700%, 03/01/2020 ......................................  Aaa/AAA           1,050,000
              City of Portland Sewer (MBIA Corporation Insured)
  2,500,000         5.250%, 06/01/2016 ......................................  Aaa/AAA           2,553,125
              City of Portland Sewer (Financial Guaranty
                 Insurance Corporation Insured)
    500,000         6.000%, 10/01/2012 ......................................  Aaa/AAA             530,000
  2,355,000         6.250%, 06/01/2015 ......................................  Aaa/AAA           2,566,950
  2,500,000         5.750%, 08/01/2019 ......................................  Aaa/AAA           2,656,250
              Portland Water System
  1,440,000         5.500%, 08/01/2015 ......................................  Aa1/NR            1,476,000
  7,420,000         5.500%, 08/01/2019 ......................................  Aa1/NR            7,753,900
  1,185,000         5.500%, 08/01/2020 ......................................  Aa1/NR            1,226,475
              Salem Oregon Water & Sewer (Financial Security
                 Assurance Insured)
  1,970,000         5.375%, 06/01/2016 ......................................  Aaa/AAA           2,051,262
  3,025,000         5.500%, 06/01/2020 ......................................  Aaa/AAA           3,138,437
              Washington County Unified Sewer Agency (AMBAC
                 Indemnity Corporation Insured)
  2,120,000         5.900%, 10/01/2006 ......................................  Aaa/AAA           2,284,300
    315,000         5.900%, 10/01/2006 ......................................  Aaa/AAA             337,050
  2,500,000         6.125%, 10/01/2012 ......................................  Aaa/AAA           2,712,500
    750,000         6.125%, 10/01/2012 ......................................  Aaa/AAA             813,750
                                                                                              ------------
                    Total Water and Sewer Revenue Bonds .....................                   33,924,468
                                                                                              ------------

              Other Revenue Bonds - 1.0%
              --------------------------------------------------------------
              Baker County Pollution Control (Ash Grove Cement
                 West Project) (Small Business Administration Insured)
$   355,000         6.200%, 07/01/2004 ......................................  Aaa/NR         $    356,952
    380,000         6.300%, 07/01/2005 ......................................  Aaa/NR              382,124
              Multnomah County School District #1J,
                 Special Obligations
  1,000,000         5.000%, 03/01/2007 ......................................   A1/A             1,018,750
              Oregon Economic Development Commission
                 (Consolidated Freightways)
  1,500,000         7.000%, 04/01/2004 ......................................   A2/A-            1,500,000
                                                                                              ------------
                    Total Other Revenue Bonds ...............................                    3,257,826
                                                                                              ------------

                    Total State of Oregon Revenue Bonds .....................                  159,919,825
                                                                                              ------------

                 Total Municipal Bonds (cost $314,717,228**) ...............   98.7%           328,936,115
                 Other assets less liabilities .............................   1.3               4,183,345
                                                                              ------          ------------
                 Net Assets ................................................  100.0%          $333,119,460
                                                                              ======          ============


               (*) Any security not rated has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

               (**) Cost for Federal tax purposes is identical.

                            PORTFOLIO ABBREVIATIONS:

               AMBAC - American Municipal Bond Assurance Corp.
               LOC   - Letter of Credit
               MBIA  - Municipal Bond Investors Assurance Corp.


                See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                       STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 2001
                                   (UNAUDITED)

ASSETS
   Investments at value (cost $314,717,228) ................................................ $328,936,115
   Cash ....................................................................................    1,353,129
   Interest receivable .....................................................................    5,151,516
   Receivable for Trust shares sold ........................................................      310,582
   Receivable for investment securities sold ...............................................       10,000
   Other assets ............................................................................        3,653
                                                                                             ------------
      Total assets .........................................................................  335,764,995
                                                                                             ------------

LIABILITIES
   Payable for investment securities purchased .............................................    1,822,330
   Dividends payable .......................................................................      369,899
   Distribution fees payable ...............................................................      129,979
   Management fees payable .................................................................      116,310
   Payable for Trust shares redeemed .......................................................      101,558
   Accrued expenses ........................................................................      105,459
                                                                                             ------------
      Total liabilities ....................................................................    2,645,535
                                                                                             ------------

NET ASSETS ................................................................................. $333,119,460
                                                                                             ============
   Net Assets consist of:
   Capital Stock - Authorized an unlimited number of shares, par value $.01 per share ...... $    313,310
   Additional paid-in capital ..............................................................  318,404,427
   Net unrealized appreciation on investments (note 4) .....................................   14,218,887
   Accumulated net realized gain on investments ............................................      131,485
   Undistributed net investment income .....................................................       51,351
                                                                                             ------------
                                                                                             $333,119,460
                                                                                             ============

CLASS A
   Net Assets .............................................................................. $301,547,196
                                                                                             ============
   Capital shares outstanding ..............................................................   28,359,464
                                                                                             ============
   Net asset value and redemption price per share .......................................... $      10.63
                                                                                             ============
   Offering price per share (100/96 of $10.63 adjusted to nearest cent) .................... $      11.07
                                                                                             ============

CLASS C
   Net Assets .............................................................................. $  8,800,425
                                                                                             ============
   Capital shares outstanding ..............................................................      828,417
                                                                                             ============
   Net asset value and offering price per share ............................................ $      10.62
                                                                                             ============
   Redemption price per share (* a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
      during the first 12 months after purchase) ........................................... $      10.62*
                                                                                             ============

CLASS Y
   Net Assets .............................................................................. $ 22,771,839
                                                                                             ============
   Capital shares outstanding ..............................................................    2,143,113
                                                                                             ============
   Net asset value, offering and redemption price per share ................................ $      10.63
                                                                                             ============


                See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED MARCH 31, 2001
                                   (UNAUDITED)


INVESTMENT INCOME:

     Interest income ..........................................                 $ 8,806,727

Expenses:
     Management fees (note 3) ................................. $    648,795
     Distribution and service fees (note 3) ...................      255,209
     Transfer and shareholder servicing agent fees ............      101,920
     Trustees' fees and expenses ..............................       47,004
     Legal fees ...............................................       35,679
     Shareholders' reports ....................................       30,986
     Custodian fees ...........................................       18,598
     Audit and accounting fees ................................       12,375
     Registration fees and dues ...............................        8,275
     Insurance ................................................        7,487
     Miscellaneous ............................................       23,021
                                                                 -----------
                                                                   1,189,349

     Expenses paid indirectly (note 7) ........................      (44,870)
                                                                 -----------
     Net expenses .............................................                   1,144,479
                                                                                -----------
     Net investment income ....................................                   7,662,248

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:


     Net realized gain from securities transactions ...........      133,887
     Change in unrealized appreciation on investments .........   10,676,105
                                                                 -----------

     Net realized and unrealized gain on investments ..........                  10,809,992
                                                                                -----------
     Net increase in net assets resulting from operations .....                 $18,472,240
                                                                                -----------


                See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                     SIX MONTHS ENDED
                                                                      MARCH 31, 2001         YEAR ENDED
                                                                        (UNAUDITED)      SEPTEMBER 31, 2000
                                                                     ----------------    ------------------

OPERATIONS:
   Net investment income ............................................  $   7,662,248       $  15,638,874
   Net realized gain from securities transactions ...................        133,887             250,646
   Change in unrealized appreciation on investments .................     10,676,105             (83,191)
                                                                       -------------       -------------
      Change in net assets resulting from operations ................     18,472,240          15,806,329
                                                                       -------------       -------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 6):
   Class A Shares:
   Net investment income ............................................     (6,996,533)        (14,487,015)
   Net realized gain on investments .................................       (198,559)                 --

   Class C Shares:
   Net investment income ............................................       (127,930)           (178,038)
   Net realized gain on investments .................................         (4,451)                 --

   Class Y Shares:
   Net investment income ............................................       (533,862)           (967,824)
   Net realized gain on investments .................................        (15,146)                 --
                                                                       -------------       -------------
      Change in net assets from distributions .......................     (7,876,481)        (15,632,877)
                                                                       -------------       -------------

CAPITAL SHARE TRANSACTIONS (NOTE 8):
   Proceeds from shares sold ........................................     21,166,039          38,408,984
   Reinvested dividends and distributions ...........................      4,493,725           8,815,451
   Cost of shares redeemed ..........................................    (18,819,144)        (60,461,271)
                                                                       -------------       -------------
      Change in net assets from capital share transactions ..........      6,840,620         (13,236,836)
                                                                       -------------       -------------

      Change in net assets ..........................................     17,436,379         (13,063,384)

NET ASSETS:
   Beginning of period ..............................................    315,683,081         328,746,465
                                                                       -------------       -------------
   End of period ....................................................  $ 333,119,460       $ 315,683,081
                                                                       =============       =============


                See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

1. ORGANIZATION

     Tax-Free Trust of Oregon (the "Trust") is a separate portfolio of The Cascades Trust. The Cascades Trust (the "Business Trust") is an open-end investment company, which was organized on October 17, 1985, as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The Trust is a non-diversified portfolio which commenced operations on June 16, 1986 and until April 5, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual service fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On January 31, 1998 the Trust established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. At March 31, 2001 there were no Class I shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued at fair value each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services; in the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and, in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeded 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount. Market discount is recognized upon disposition of the security.

c) FEDERAL INCOME TAXES: It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3.   FEES AND RELATED PARTY TRANSACTIONS

(a)  MANAGEMENT ARRANGEMENTS:

     Aquila Management Corporation (the "Manager"), the Trust's founder and sponsor, serves as the Manager for the Trust under an Advisory and Administration Agreement with the Trust. The portfolio management of the Trust has been delegated to a sub-adviser as described below. Under the Advisory and Administrative Agreement, the Manager provides all administrative services to the Trust, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Trust and all related services as well as overseeing the activities of the sub-adviser and all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Trust's accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40 of 1% on the Trust's net assets.

     U.S. Bank National Association (the "Sub-Adviser"), serves as the Investment Sub-Adviser for the Trust under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Trust, the investment program of the Trust and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Trust's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.18 of 1% on the Trust's net assets.

     Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Trust's Prospectus and Statement of Additional Information.

b)   DISTRIBUTION AND SERVICE FEES:

     The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust's shares or servicing of shareholder accounts. The Trust makes payment of this service fee at the annual rate of 0.15% of the Trust's average net assets represented by Class A Shares. For the six months ended March 31, 2001, service fees on Class A Shares amounted to $221,866, of which the Distributor received $8,005.

     Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust's net assets represented by Class C Shares and for the six months ended March 31, 2001, amounted to $25,007. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust's net assets represented by Class C Shares and for the six months ended March 31, 2001, amounted to $8,336. The total of these payments made with respect to Class C Shares amounted to $33,343, of which the Distributor received $22,748.

     Specific details about the Plans are more fully defined in the Trust's Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Trust's shares are sold primarily through the facilities of these dealers having offices within Oregon, with the bulk of sales commissions inuring to such dealers. For the six months ended March 31, 2001, total commissions on sales of Class A Shares amounted to $419,081, of which the Distributor received $255,425.

4. PURCHASES AND SALES OF SECURITIES

     During the six months ended March 31, 2001, purchases of securities and proceeds from the sales of securities aggregated $22,959,959 and $17,105,780, respectively.

     At March 31, 2001, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $14,520,592, and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $301,705, for a net unrealized appreciation of $14,218,887.

5. PORTFOLIO ORIENTATION

     Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Oregon, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Oregon and whatever effects these may have upon Oregon issuers' ability to meet their obligations. Two such developments, Measure 5, a 1990 amendment to the Oregon Constitution, as well as Measures 47 and 50, limit the taxing and spending authority of certain Oregon governmental entities. Although these amendments could have an adverse effect on the general financial condition of certain municipal entities that would impair the ability of certain Oregon issuer's to pay interest and principal on their obligations, experience over the history of such amendments would indicate a low probability of this happening.

6. DISTRIBUTIONS

     The Trust declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

     The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Oregon income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates.

7. EXPENSES

     The Trust has negotiated an expense offset arrangement with its custodian, wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances.The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Trust to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.


8. CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares of the Trust were as follows:


                                              SIX MONTHS ENDED                     YEAR ENDED
                                               MARCH 31, 2001                   SEPTEMBER 30, 2000
                                         --------------------------------------------------------------
                                           SHARES           AMOUNT           SHARES           AMOUNT
                                           ------           ------           ------           ------
CLASS A SHARES:
   Proceeds from shares sold ...........  1,375,398      $ 14,528,490       2,347,715      $  3,841,878
   Reinvested dividends and
      distributions ....................    414,860         4,364,803         847,730         8,614,888
   Cost of shares redeemed ............. (1,561,258)      (16,405,664)     (5,114,553)      (51,870,848)
                                         ----------      ------------      ----------      ------------
      Net change .......................    229,000         2,487,629      (1,919,108)      (19,414,082)
                                         ----------      ------------      ----------      ------------

CLASS C SHARES:
   Proceeds from shares sold ...........    318,334         3,365,666         395,539         4,011,650
   Reinvested dividends and
      distributions ....................      8,543            89,793          10,858           110,158
   Cost of shares redeemed .............    (66,790)         (698,894)       (130,442)       (1,323,388)
                                         ----------      ------------      ----------      ------------
      Net change .......................    260,087         2,756,565         275,955         2,798,420
                                         ----------      ------------      ----------      ------------

CLASS Y SHARES:
   Proceeds from shares sold ...........    311,332         3,271,883       1,040,793        10,555,456
   Reinvested dividends and
      distributions ....................      3,725            39,129           8,911            90,405
   Cost of shares redeemed .............   (163,282)       (1,714,586)       (718,437)       (7,267,035)
                                         ----------      ------------      ----------      ------------
      Net change .......................    151,775         1,596,426         331,267         3,378,826
                                         ----------      ------------      ----------      ------------
Total transactions in Trust
   shares ..............................    640,862      $  6,840,620      (1,311,886)     $(13,236,836)
                                         ==========      ============      ===========     =============

                            TAX-FREE TRUST OF OREGON
                              FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period


                                                                                     CLASS A
                                                       -----------------------------------------------------------------
                                                       SIX MONTHS
                                                          ENDED                   YEAR ENDED SEPTEMBER 30,
                                                         3/31/01     ---------------------------------------------------
                                                       (UNAUDITED)     2000       1999       1998       1997       1996
                                                       -----------   -------    -------    -------    -------    -------
Net asset value, beginning of period ................     $10.29      $10.27     $10.86     $10.68     $10.49     $10.55
                                                         -------     -------    -------    -------    -------    -------
Income (loss) from investment operations:

   Net investment income ............................       0.25        0.50       0.50       0.53       0.53       0.54

   Net gain (loss) on securities (both
      realized and unrealized) ......................       0.34        0.02      (0.56)      0.19       0.21      (0.05)
                                                         -------     -------    -------    -------    -------    -------

   Total from investment operations .................       0.59        0.52      (0.06)      0.72       0.74       0.49
                                                         -------     -------    -------    -------    -------    -------
Less distributions (note 6):
   Dividends from net investment income .............      (0.24)      (0.50)     (0.51)     (0.53)     (0.54)     (0.54)
   Distributions from capital gains .................      (0.01)       --        (0.02)     (0.01)     (0.01)     (0.01)
                                                         -------     -------    -------    -------    -------    -------
   Total distributions ..............................      (0.25)      (0.50)     (0.53)     (0.54)     (0.55)     (0.55)
                                                         -------     -------    -------    -------    -------    -------
Net asset value, end of period ......................     $10.63      $10.29     $10.27     $10.86     $10.68     $10.49
                                                         =======     =======    =======    =======    =======    =======
Total return (not reflecting sales charge) ..........       5.83%+      5.26%     (0.62)%     6.90%      7.21%      4.76%

Ratios/supplemental data
   Net assets, end of period (in millions) ..........       $302        $289       $309       $322       $312       $305
   Ratio of expenses to average net assets ..........       0.73%*      0.71%      0.71%      0.71%      0.73%      0.73%
   Ratio of net investment income to
      average net assets ............................       4.70%*      4.93%      4.70%      4.83%      5.01%      5.15%
   Portfolio turnover rate ..........................          5%+        20%        16%         7%         5%        10%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ..........       0.70%*      0.70%      0.68%      0.69%      0.72%      0.72%

----------
+    Not annualized.

*    Annualized


                See accompanying notes to financial statements.

For a share outstanding throughout each period


                                                                                      CLASS C(1)
                                                         ------------------------------------------------------------------
                                                         SIX MONTHS
                                                            ENDED              YEAR ENDED SEPTEMBER 30,           PERIOD(1)
                                                           3/31/01      -------------------------------------       ENDED
                                                         (UNAUDITED)    2000       1999       1998       1997      9/30/96
                                                         -----------   ------     ------     ------     ------    ---------
Net asset value, beginning of period ...................   $10.28      $10.27     $10.85     $10.67     $10.49     $10.34
                                                           ------      ------     ------     ------     ------     ------

Income (loss) from investment operations:
   Net investment income ...............................     0.20        0.41       0.41       0.43       0.43       0.22
   Net gain (loss) on securities (both
      realized and unrealized) .........................     0.35        0.02      (0.55)      0.20       0.21       0.15
                                                           ------      ------     ------     ------     ------     ------
   Total from investment operations ....................     0.55        0.43      (0.14)      0.63       0.64       0.37
                                                           ------      ------     ------     ------     ------     ------
Less distributions (note 6):
   Dividends from net investment income ................    (0.20)      (0.42)     (0.42)     (0.44)     (0.45)     (0.22)
   Distributions from capital gains ....................    (0.01)       --        (0.02)     (0.01)     (0.01)      --
                                                           ------      ------     ------     ------     ------     ------
   Total distributions .................................    (0.21)      (0.42)     (0.44)     (0.45)     (0.46)     (0.22)
                                                           ------      ------     ------     ------     ------     ------
Net asset value, end of period .........................   $10.62      $10.28     $10.27     $10.85     $10.67     $10.49
                                                           ======      ======     ======     ======     ======     ======
Total return (not reflecting sales charge) .............     5.38%+      4.27%     (1.38)%     6.00%      6.20%      3.61%+

Ratios/supplemental data
   Net assets, end of period (in millions) .............     $8.8        $5.8       $3.0       $1.2       $0.8       $0.3
   Ratio of expenses to average net assets .............     1.57%*      1.55%      1.56%      1.56%      1.58%      1.56%*
   Ratio of net investment income to
      average net assets ...............................     3.82%*      4.03%      3.84%      3.98%      4.14%      4.17%*
   Portfolio turnover rate .............................        5%+        20%        16%         7%         5%        10%+

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets .............     1.55%*      1.54%      1.53%      1.54%      1.57%      1.56%*

                                                                                     CLASS Y(1)
                                                         ------------------------------------------------------------------
                                                         SIX MONTHS
                                                            ENDED              YEAR ENDED SEPTEMBER 30,           PERIOD(1)
                                                           3/31/01     ---------------------------------------      ENDED
                                                         (UNAUDITED)    2000       1999       1998       1997      9/30/96
                                                         -----------   ------     ------     ------     ------    ---------
Net asset value, beginning of period ...................   $10.28      $10.27     $10.85     $10.68     $10.49     $10.34
                                                           ------      ------     ------     ------     ------     ------

Income (loss) from investment operations:
   Net investment income ...............................     0.26        0.52       0.52       0.54       0.54       0.27
   Net gain (loss) on securities (both
      realized and unrealized) .........................     1.35        0.01      (0.56)      0.19       0.21       0.15
                                                           ------      ------     ------     ------     ------     ------
   Total from investment operations ....................     0.61        0.53      (0.04)      0.73       0.75       0.42
                                                           ------      ------     ------     ------     ------     ------
Less distributions (note 6):
   Dividends from net investment income ................    (0.25)      (0.52)     (0.52)     (0.55)     (0.55)     (0.27)
   Distributions from capital gains ....................    (0.01)       --        (0.02)     (0.01)     (0.01)      --
                                                           ------      ------     ------     ------     ------     ------
   Total distributions .................................    (0.26)      (0.52)     (0.54)     (0.56)     (0.56)     (0.27)
                                                           ------      ------     ------     ------     ------     ------
Net asset value, end of period .........................   $10.63      $10.28     $10.27     $10.85     $10.68     $10.49
                                                           ======      ======     ======     ======     ======     ======
Total return (not reflecting sales charge) .............     6.01%+      5.32%     (0.39)%     6.96%      7.37%      4.14%+

Ratios/supplemental data
   Net assets, end of period (in millions) .............    $22.8       $20.5      $17.0      $10.7       $4.0       $0.2
   Ratio of expenses to average net assets .............     0.58%*      0.56%      0.56%      0.55%      0.58%      0.58%*
   Ratio of net investment income to
      average net assets ...............................     4.85%*      5.08%      4.86%      4.95%      5.21%      5.35%*
   Portfolio turnover rate .............................        5%+        20%        16%         7%         5%        10%+

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets .............     0.55%*      0.54%      0.53%      0.53%      0.57%      0.57%*

----------
(1)  From April 5, 1996 to September 30, 1996.

+    Not annualized.

*    Annualized.


                See accompanying notes to financial statements.

ADJOURNED SESSION OF SHAREHOLDER MEETING RESULTS (UNAUDITED)

     The adjourned session of the Annual Meeting of Shareholders of Tax-Free Trust of Oregon (the "Trust") was held on May 31, 2000. The holders of shares representing 69% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matter was voted upon and approved by the shareholders (the resulting votes for the matter are presented below).

1. To act upon a proposal to change the fundamental policies of the Trust to allow the use of additional nationally recognized statistical rating organizations.


                                   NUMBER OF VOTES:
          FOR                      AGAINST                       ABSTAIN
          ---                      -------                       -------

          14,235,673               273,471                       1,118,880